GCAT 2022-NQM5 Trust ABS-15G

Exhibit 99.15

Client Name:
Client Project Name:	GCAT 2022-NQM5
Start - End Dates:	1/18/2022 - 1/27/2022

Loan Level Tape Compare Upload

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
438639168	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
438639168	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX

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